Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Levels Within Fair Value Heirarchy For Funds Assets And Liabilities Measured At Fair Value
The following table summarizes the levels within the fair value hierarchy for the Fund’s assets and liabilities measured at fair value as of December 31, 2022:

Assets

Investments	Level 1		Level 2		Level 3	Total
Agreement for Future Delivery of Common Shares (a)	$		$		$2,267,317	$2,267,317
Common Stocks		—		—	35,500,566	$35,500,566
Convertible Notes		—		—	5,634,867	5,634,867
Preferred Stocks		—		—	6,201,358	6,201,358
Total		$—		$—	$49,604,108	$49,604,108

Liabilities	Level 1	Level 2	Level 3	Total
Warrants	—	—	(3,571,824)	(3,571,824)
Total	$—	$—	$(3,571,824)	$(3,571,824)

(a)
Certain investments are held through SPV
s
that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

Summary of Changes In Fair Value of Investments As Per Level 3 Input
The changes in fair value of investments and liabilities for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Assets

Investments	Balance as of December 31, 2021	Purchase of Investments	Proceeds from Sale of Investments (a)	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of December 31, 2022
Agreement for Future Delivery of Common Shares (b)	$—	$4,589,153	$—	$—	$(2,321,836)	$2,267,317
Common Stocks	38,727,109	25,208,683	(10,280,000)	—	(18,155,226)	$35,500,566
Convertible Notes	3,000,000	2,000,000	—	—	634,867	5,634,867
Preferred Stocks	9,891,214	7,980,997	(3,030,000)	—	(8,640,853)	6,201,358
Total	$51,618,323	$39,778,833	$(13,310,000)	$—	$(28,483,048)	$49,604,108

(a)	Sale proceeds from investments is comprised entirely of returned funds held within an SPV.
(b)
Certain investments are held through SPV
s
that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.

Summary of Changes In Fair Value of Liabilities As Per Level 3 Input
	Balance as of December 31, 2021	Issuance of Liabilities	Conversion of SAFE Notes to Common Stock	Net Realized Gain (Loss) on Conversion of Liabilities	Net Change in Unrealized Appreciation (Depreciation) on Liabilities	Balance as of December 31, 2022
SAFE Notes	$(88,351,247)	$(2,398,501)	$64,697,000	$25,375,657	$677,091	$—
Warrants	(4,906,756)	(106,529)	—	—	1,441,461	(3,571,824)
Total	$(93,258,003)	$(2,505,030)	$64,697,000	$25,375,657	$2,118,552	$(3,571,824)

Summary of Quantitative Information About Significant Unobservable Valuation Inputs of Assets And Liabilities For Level 3

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2022:

Level 3 Investments	Fair Value as of December 31, 2022	Valuation Technique	Unobservable Input	Ranges of Inputs/(Average)
Assets
Agreement for Future Delivery of Common Shares (a)	$2,267,317	Market Approach	Adjusted Recent Transaction Price	$436.61
		Market Approach	Indicative Broker Quote	$32.50
Common Stocks	$35,500,566	Market Approach	Recent Transaction Price	N/A
		Market Approach	Discount Factor	30%-65%/(52%)
		Market Approach	Volume Weighted Average Price	$6.00-15.00/($10.63)
		Market Approach	Indicative Broker Quotes	$20.00-$26.50/($22.44)
Convertible Notes	$5,634,867	Market Approach	Acquisition Price	N/A
Level 3 Investments	Fair Value as of December 31, 2022	Valuation Technique	Unobservable Input	Ranges of Inputs/(Average)
		Market Approach	Recent Transaction Price	N/A
Preferred Stocks	$6,201,358	Cost Approach	Acquisition Price	N/A
		Market Approach	Recent Transaction Price	N/A
		Market Approach	Indicative Broker Quote	$25.00
		Market Approach	Volume Weighted Average Price	$9.50-$34.95/($11.75)
		Market Approach	Discount Factor	65%
Total	$49,604,108

Liabilities
Warrants	(3,571,824)	Probability- Weighted Average	Monte Carlo Simulation/Time to Public Listing Black-Scholes-Merton	0.25 Years-0.75 Years/ (0.50 Years)
		Probability- Weighted Average	Model/Estimated Volatility	32.5%
Total	$(3,571,824)

(a)
Certain investments are held through
an

SPV that holds forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.